SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2017
Basis Of Consolidation [Abstract]
Schedule of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2017. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC	United States	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	100.00%
Acindar Industria Argentina de Aceros S.A.	Argentina	100.00%
Europe
ArcelorMittal Atlantique et Lorraine S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Galati S.A.	Romania	99.70%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Ostrava a.s.	Czech Republic	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%	[1]
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%	[2]
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMIC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%

1.	ArcelorMittal International Luxembourg S.A. is managed by Europe reportable segment as of January 1, 2017.

2.	In 2016, AMSA issued shares in a B-BBEE (“broad-based black economic empowerment”) transaction resulting in a decrease in ArcelorMittal's voting rights to 53.92% (see note 10.5).
The tables below provide a list of the principal subsidiaries which include non-controlling interests at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2017	% of non-controlling interests and non- controlling voting rights at December 31, 2016	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017	Non-controlling interests at December 31, 2017	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2016	Non-controlling interests at December 31, 2016	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2015
AMSA	South Africa	30.78%	30.78%	(124)	195	(103)	307	(301)
Sonasid[1]	Morocco	67.57%	67.57%	3	107	(5)	95	(6)
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	10	164	5	163	3
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	25	146	23	154	25
Hera Ermac[2]	Luxembourg	—	—	—	797	—	880	—
AMMIC[3]	Canada	15.00%	15.00%	91	479	28	488	32
Arceo[4]	Belgium	62.86%	62.86%	4	168	5	148	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	(11)	(266)	(5)	(256)	(239)
Other				9	276	7	211	5
Total				7	2,066	(45)	2,190	(477)

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 10.2).

3.
AMMIC - On March 15, 2013 and May 30, 2013, a consortium led by POSCO and China Steel Corporation acquired a 15% non-controlling interest in joint venture partnerships holding ArcelorMittal’s Labrador Trough iron ore mining and infrastructure assets.

4.
Arceo - On June 1, 2015, the Company signed an agreement with Sogepa, an investment fund of the Walloon Region in Belgium, to restructure the research and development activities of their combined investment in Arceo, an investment previously accounted for under the equity method by the Company. On June 11, 2015, Sogepa made a capital injection into Arceo, decreasing the Company’s percentage ownership from 50.1% to 37.7%. Following the signed agreement to restructure the activities of Arceo, the Company obtained control and fully consolidated the investment, which resulted in an increase in non-controlling interests by 148. Additionally, on December 13, 2016, Sogepa made a capital injection into Arceo, decreasing the Company's percentage ownership from 37.7% to 37.1%.

Disclosure of detailed information about business combinations
The table below summarizes the estimated acquisition-date fair value of the assets acquired and liabilities assumed in respect of Sumaré:

Sumaré
Other current assets	50
Property, plant and equipment	69
Intangible assets	21
Other non-current assets	7
Total assets acquired	147
Deferred tax liabilities	(23)
Other liabilities	(29)
Total liabilities acquired	(52)
Net assets acquired	95
Non-controlling interests	(48)
Consideration paid, net	44
Consideration payable	5
Goodwill	2

Details of assets and liabilities held for sale
The table below provides details of the assets and liabilities held for sale after elimination of intra-group balances in the consolidated statements of financial position:

	December 31, 2017
	Frydek Místek	Steelton	Total
ASSETS
Current assets:
Trade accounts receivable and other	—	23	23
Inventories	25	21	46
Total current assets	25	44	69
Non-current assets:
Property, plant and equipment	34	76	110
Total non-current assets	34	76	110
Total assets	59	120	179

LIABILITIES
Current liabilities:
Trade accounts payable and other	5	17	22
Accrued expenses and other liabilities	2	5	7
Total current liabilities	7	22	29
Non-current liabilities:
Long-term provisions	4	17	21
Total non-current liabilities	4	17	21
Total liabilities	11	39	50

	December 31, 2016
	AMTBA	Downstream Solutions Europe	Steelton	Total
ASSETS
Current assets:
Cash and cash equivalents	13	—	—	13
Trade accounts receivable and other	24	15	18	57
Inventories	18	6	15	39
Prepaid expenses and other current assets	4	1	—	5
Total current assets	59	22	33	114
Non-current assets:
Property, plant and equipment	55	—	76	131
Other assets	12	2	—	14
Total non-current assets	67	2	76	145
Total assets	126	24	109	259

LIABILITIES
Current liabilities:
Short-term debt and current portion of long-term debt	2	—	—	2
Trade accounts payable and other	30	10	9	49
Accrued expenses and other liabilities	4	6	2	12
Total current liabilities	36	16	11	63
Non-current liabilities:
Long-term debt net of current portion	7	—	—	7
Long-term provisions	—	5	20	25
Total non-current liabilities	7	5	20	32
Total liabilities	43	21	31	95

Investments accounted for under equity method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2017	2016
Joint ventures	1,249	1,507
Associates	2,854	2,000
Individually immaterial joint ventures and associates[1]	981	790
Total	5,084	4,297

1.
Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2017 and 2016, and none of them have a carrying value exceeding 100 at December 31, 2017 and 2016.

Joint ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2017
Joint Ventures	Calvert	Macsteel	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation [1]	United States	Netherlands	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]
Ownership and voting rights at December 31, 2017	50.00%	50.00%	49.00%	50.00%	45.33%
Current assets	1,135	739	283	158	519	2,834
of which cash and cash equivalents	13	95	71	57	7	243
Non-current assets	1,303	389	754	476	296	3,218
Current liabilities	612	404	449	132	357	1,954
of which trade and other payables and provisions	118	235	190	118	244	905
Non-current liabilities	947	43	277	189	46	1,502
of which trade and other payables and provisions	—	3	—	20	—	23
Net assets	879	681	311	313	412	2,596
Company's share of net assets	440	341	152	156	187	1,276
Adjustments for differences in accounting policies and other	6	(3)	—	—	(30)	(27)
Carrying amount in the statements of financial position	446	338	152	156	157	1,249
Revenue	2,870	2,775	489	330	1,234	7,698
Depreciation and amortization	(62)	(1)	(30)	(27)	(22)	(142)
Interest income	—	14	1	—	1	16
Interest expense	(35)	(10)	(28)	4	(12)	(81)
Income tax benefit (expense)	—	(5)	—	(7)	(20)	(32)
Net income (loss)	270	31	5	42	65	413
Other comprehensive income (loss)	—	2	—	(1)	(1)	—
Total comprehensive income (loss)	270	33	5	41	64	413
Cash dividends received by the Company	20	—	—	4	30	54

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

2.	The non-current liabilities include 40 deferred tax liability.

3.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2016
Joint Ventures	Calvert	Macsteel	Baffinland	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	Netherlands	Canada	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Extraction of iron ore[3]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel[2,4]
Ownership and voting rights at December 31, 2016	50.00%	50.00%	44.54%	49.00%	50.00%	45.33%
Current assets	836	636	197	230	120	404	2,423
of which cash and cash equivalents	45	77	7	75	47	39	290
Non-current assets	1,287	374	1,506	721	354	325	4,567
Current liabilities	490	312	354	362	83	254	1,855
of which trade and other payables and provisions	160	170	190	248	83	112	963
Non-current liabilities	984	41	262	302	159	45	1,793
of which trade and other payables and provisions	—	3	37	—	19	—	59
Net assets	649	657	1,087	287	232	430	3,342
Company's share of net assets	325	328	484	141	116	195	1,589
Adjustments for differences in accounting policies and other	6	—	(59)	—	2	(31)	(82)
Carrying amount in the statements of financial position	331	328	425	141	118	164	1,507
Revenue	2,358	2,353	116	335	254	845	6,261
Depreciation and amortization	(59)	(1)	(3)	(30)	(20)	(20)	(133)
Interest income	—	12	—	1	—	1	14
Interest expense	(31)	(9)	(20)	(28)	(1)	(7)	(96)
Income tax benefit (expense)	—	(4)	(26)	18	(10)	(28)	(50)
Net income (loss)	148	15	(43)	(58)	29	75	166
Other comprehensive income (loss)	—	10	—	—	3	—	13
Total comprehensive income (loss)	148	25	(43)	(58)	32	75	179
Cash dividends received by the Company	19	—	—	—	6	16	41

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

2.	The non-current liabilities include 39 deferred tax liability.

3.	Adjustment in Baffinland relates primarily to differences in accounting policies regarding revaluation of fixed assets, preferred shares and locally recognized goodwill.

4.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2015
Joint Ventures	Calvert	Macsteel	Baffinland	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	Netherlands	Canada	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Development of iron ore mine	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel
Ownership and voting rights at December 31, 2015	50.00%	50.00%	46.08%	49.00%	50.00%	45.33%
Revenue	2,094	2,722	—	152	308	838	6,114
Depreciation and amortization	(58)	(1)	—	(26)	(33)	(20)	(138)
Interest income	—	13	—	1	—	1	15
Interest expense	(31)	(10)	—	(16)	(1)	(7)	(65)
Income tax benefit (expense)	—	(5)	(2)	34	(4)	(17)	6
Net income (loss)	(23)	32	(66)	(88)	14	32	(99)
Other comprehensive income (loss)	—	8	—	—	—	(1)	7
Total comprehensive income (loss)	(23)	40	(66)	(88)	14	31	(92)
Cash dividends received by the Company	22	10	—	—	—	9	41

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

Associates
2.4.2 Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2017
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2017	September 30, 2017	September 30, 2017	December 31, 2017
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2017	39.02%	33.43%	35.00%	31.07%
Current assets	1,737	1,699	1,967	355	5,758
Non-current assets	1,336	3,096	1,372	1,698	7,502
Current liabilities	1,261	555	889	302	3,007
Non-current liabilities	119	1,121	446	531	2,217
Non-controlling interests	23	136	220	—	379
Net assets attributable to equity holders of the parent	1,670	2,983	1,784	1,220	7,657
Company's share of net assets	652	997	624	379	2,652
Adjustments for differences in accounting policies and other	—	32	(54)	23	1
Other adjustments[2]	183	22	(4)	—	201
Carrying amount in the statements of financial position	835	1,051	566	402	2,854
Revenue	2,944	1,773	2,862	341	7,920
Profit or loss from continuing operations	368	5	122	24	519
Net income (loss)	275	(4)	122	(20)	373
Other comprehensive income (loss)	(1)	(5)	(9)	—	(15)
Total comprehensive income (loss)	274	(9)	113	(20)	358
Cash dividends received by the Company	49	—	18	—	67

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2017 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2016
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Total
Financial statements reporting date	June 30, 2016	September 30, 2016	September 30, 2016
Place of incorporation and operation[1]	Bermuda	Germany	Spain
Principal Activity	Iron and steel manufacturing	Steel manufacturing[3]	Steel manufacturing[4]
Ownership and voting rights at December 31, 2016	46.99%	33.43%	35.00%
Current assets	1,422	1,624	1,481	4,527
Non-current assets	1,504	2,999	1,178	5,681
Current liabilities	1,275	609	608	2,492
Non-current liabilities	240	1,052	299	1,591
Non-controlling interests	47	132	218	397
Net assets attributable to equity holders of the parent	1,364	2,830	1,534	5,728
Company's share of net assets	641	946	537	2,124
Adjustments for differences in accounting policies and other	—	17	(51)	(34)
Other adjustments[2]	(18)	(61)	(11)	(90)
Carrying amount in the statements of financial position	623	902	475	2,000
Revenue	1,751	1,396	2,258	5,405
Profit or loss from continuing operations	123	(91)	145	177
Net income (loss)	83	(96)	145	132
Other comprehensive income (loss)	—	(3)	4	1
Total comprehensive income (loss)	83	(99)	149	133
Cash dividends received by the Company	—	—	16	16

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2016 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2015
Associates	China Oriental	DHS Group	Gestamp[2]	Gonvarri Steel Industries	Stalprodukt S.A.[2]	Total
Financial statements reporting date	June 30, 2015	September 30, 2015	September 30, 2015	September 30, 2015	September 30, 2015
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Spain	Poland
Principal Activity	Iron and steel manufacturing	Steel manufacturing	Manufacturing of metal components	Steel manufacturing	Production and distribution of steel products
Ownership and voting rights at December 31, 2015 *	46.99%	33.43%	35.00%	35.00%	28.47%
Revenue	1,768	1,603	5,642	2,194	628	11,835
Profit or loss from continuing operations	6	(47)	169	102	61	291
Net income (loss)	10	(45)	109	102	47	223
Other comprehensive income (loss)	(1)	—	(35)	(53)	—	(89)
Total comprehensive income (loss)	9	(45)	74	49	47	134
Cash dividends received by the Company	—	4	15	14	—	33

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.	Date of the latest available financial statements is September 30, 2015.

*	The ownership stake is equal to the voting rights percentage, except for Stalprodukt S.A. whose voting rights correspond to 28.26%.

Other associates and joint ventures that are not individually material
The Company has interests in a number of other joint ventures and associates, none of which are regarded as individually material. The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2017		December 31, 2016
	Associates	Joint Ventures	Associates	Joint Ventures
Carrying amount of interests in associates and joint ventures	337	644	291	499
Share of:
Income (loss) from continuing operations	16	23	56	(2)
Other comprehensive income (loss)	—	10	(2)	1
Total comprehensive income (loss)	16	33	54	(1)

Other investments	The Company holds the following other investments:

	December 31,
	2017	2016
Available-for-sale securities (at fair value)	1,444	894
Investments accounted for at cost	27	32
Total	1,471	926

Call options' strike prices of unconsolidated structured entities
The aforesaid operating leases have been agreed for a 12 year period, during which the Company is obliged to pay the structured entities minimum fees equivalent to approximately 4 per year and per vessel. In addition, ArcelorMittal holds call options to buy each of the six vessels from the structured entities at pre-determined dates and prices as presented in the table below. The structured entities hold put options enabling them to sell each of the vessels at the end of the lease terms at 6 each to the Company.

	Call option strike prices
Exercise dates	at the 60th month	at the 72nd month	at the 84th month	at the 96th month	at the 108th month	at the 120th month	at the 132nd month	at the 144th month
Amounts per vessel [1]
First four vessels	28	26	25	23	21	19	17	14
Fifth vessel	29	27	26	24	22	20	17	14
Sixth vessel	31	30	28	27	26	24	20	14

1.	If the actual fair value of each vessel is higher than the strike price at each of the exercise dates, ArcelorMittal is obliged to share 50% of the gain with the structured entities.

Income (loss) from investments in associates, joint ventures and other investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year Ended December 31,
	2017	2016	2015
Share in net earnings of equity-accounted companies	537	207	(59)
Impairment charges	(26)	(28)	(565)
Gain (loss) on disposal	(117)	377	46
Dividend income	54	59	76
Total	448	615	(502)